Quarterly Holdings Report
for

Fidelity® Diversified International Fund

January 31, 2021

DIF-QTLY-0321
1.813063.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 0.8%
Aristocrat Leisure Ltd.	1,668,084	$39,596,319
CSL Ltd.	349,074	72,489,408

TOTAL AUSTRALIA		112,085,727

Bailiwick of Jersey - 1.1%
Experian PLC	2,432,330	85,016,324
Ferguson PLC	716,928	83,241,640

TOTAL BAILIWICK OF JERSEY		168,257,964

Belgium - 1.3%
KBC Groep NV	1,844,728	129,216,012
UCB SA	603,897	62,674,119

TOTAL BELGIUM		191,890,131

Bermuda - 1.7%
Credicorp Ltd. (United States)	332,029	49,913,920
Hiscox Ltd. (a)	2,764,835	35,397,302
IHS Markit Ltd.	942,572	82,079,170
Marvell Technology Group Ltd.	1,696,258	87,289,437

TOTAL BERMUDA		254,679,829

Canada - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,012,759	61,386,198
Constellation Software, Inc.	60,629	73,858,568
Fairfax India Holdings Corp. (a)(b)	2,003,849	21,240,799
Franco-Nevada Corp.	406,154	48,382,748
Topicus.Com, Inc. (a)(c)	112,800	424,498
Wheaton Precious Metals Corp.	988,390	40,594,520

TOTAL CANADA		245,887,331

Cayman Islands - 4.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	441,363	112,031,170
Anta Sports Products Ltd.	4,387,684	72,606,953
JD.com, Inc. Class A	890,955	39,510,159
KE Holdings, Inc. ADR (a)	449,900	26,589,090
Kuaishou Technology (a)	279,000	4,138,265
Li Ning Co. Ltd.	7,188,550	45,013,911
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	348,904	58,441,420
Sea Ltd. ADR (a)	112,858	24,457,457
Tencent Holdings Ltd.	2,517,832	224,347,163
Zai Lab Ltd. ADR (a)	386,201	61,819,194

TOTAL CAYMAN ISLANDS		668,954,782

China - 1.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,820,900	24,707,972
Kweichow Moutai Co. Ltd. (A Shares)	393,927	129,690,862
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	387,400	8,224,434
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,744,300	8,917,226

TOTAL CHINA		171,540,494

Denmark - 2.6%
DSV Panalpina A/S	916,466	143,497,826
GN Store Nord A/S	444,409	34,081,557
ORSTED A/S (b)	781,137	148,743,086
Vestas Wind Systems A/S	228,433	49,048,616

TOTAL DENMARK		375,371,085

Finland - 0.2%
Neste Oyj	400,859	28,351,031
France - 8.7%
Amundi SA (b)	913,650	68,077,861
BNP Paribas SA (a)	2,323,344	111,417,563
Capgemini SA	705,196	102,266,977
Dassault Systemes SA	261,658	52,313,902
Legrand SA	993,018	91,465,343
LVMH Moet Hennessy Louis Vuitton SE	412,010	249,099,390
Pernod Ricard SA	700,276	132,316,964
Sanofi SA	2,104,033	197,880,741
Sartorius Stedim Biotech	81,495	34,119,899
SR Teleperformance SA	444,924	145,891,117
Worldline SA (a)(b)	1,036,185	88,097,809

TOTAL FRANCE		1,272,947,566

Germany - 8.6%
adidas AG	456,164	145,037,389
Allianz SE	664,952	150,512,780
Deutsche Borse AG	539,490	86,812,966
Deutsche Post AG	2,679,006	132,329,772
Hannover Reuck SE	436,459	67,797,097
Linde PLC	649,802	159,290,577
Merck KGaA	210,967	35,253,817
RWE AG	2,115,320	91,027,472
SAP SE	1,554,042	197,189,393
Siemens Healthineers AG (b)	137,400	7,716,809
Symrise AG	677,247	84,406,367
Vonovia SE	1,560,639	104,430,388

TOTAL GERMANY		1,261,804,827

Hong Kong - 2.4%
AIA Group Ltd.	23,917,731	288,370,219
Techtronic Industries Co. Ltd.	4,354,921	65,605,362

TOTAL HONG KONG		353,975,581

India - 3.4%
HDFC Bank Ltd. (a)	6,286,594	120,135,400
Housing Development Finance Corp. Ltd.	3,181,647	103,833,657
Kotak Mahindra Bank Ltd. (a)	3,782,705	88,931,986
Reliance Industries Ltd.	6,841,212	172,950,459
Reliance Industries Ltd.	499,134	6,627,261

TOTAL INDIA		492,478,763

Indonesia - 0.8%
PT Bank Central Asia Tbk	28,692,528	69,123,838
PT Bank Rakyat Indonesia Tbk	162,707,731	48,476,003

TOTAL INDONESIA		117,599,841

Ireland - 2.2%
Aon PLC	317,671	64,518,980
Flutter Entertainment PLC	369,991	69,071,006
Kerry Group PLC Class A	464,222	63,039,604
Kingspan Group PLC (Ireland) (a)	801,497	54,468,774
Ryanair Holdings PLC (a)	462,660	7,958,163
Ryanair Holdings PLC sponsored ADR (a)	686,482	65,263,844

TOTAL IRELAND		324,320,371

Italy - 1.7%
Enel SpA	8,442,112	83,728,804
FinecoBank SpA	3,152,465	49,255,551
GVS SpA (b)	1,581,864	28,699,082
Recordati SpA	1,167,645	60,534,051
Reply SpA	170,630	20,913,872

TOTAL ITALY		243,131,360

Japan - 19.2%
Bandai Namco Holdings, Inc.	830,731	70,910,935
Daikin Industries Ltd.	645,674	136,322,736
FANUC Corp.	87,466	22,834,684
Fast Retailing Co. Ltd.	53,934	46,249,004
Hitachi Ltd.	360,500	14,819,925
Hoya Corp.	2,209,532	282,559,369
Iriso Electronics Co. Ltd.	56,393	2,565,398
Itochu Corp.	4,338,259	124,148,469
Kao Corp.	1,257,018	91,169,657
Keyence Corp.	519,562	278,468,764
KH Neochem Co. Ltd.	626,487	14,121,302
Minebea Mitsumi, Inc.	6,958,186	154,050,631
Misumi Group, Inc.	1,430,546	46,503,500
Murata Manufacturing Co. Ltd.	878,682	84,395,696
Nabtesco Corp.	563,568	25,207,085
Nexon Co. Ltd.	771,220	23,450,625
Nitori Holdings Co. Ltd.	548,609	108,889,027
NOF Corp.	364,166	17,487,756
Oracle Corp. Japan	320,410	37,778,066
ORIX Corp.	4,279,573	68,435,580
PALTAC Corp.	104,405	5,432,309
Persol Holdings Co. Ltd.	2,696,468	50,430,864
Recruit Holdings Co. Ltd.	2,435,097	105,920,451
Relo Group, Inc.	536,839	13,346,019
Shin-Etsu Chemical Co. Ltd.	1,063,977	184,617,709
Shiseido Co. Ltd.	361,206	23,411,404
SMC Corp.	234,119	141,618,023
Sony Corp.	2,543,271	243,423,236
Sugi Holdings Co. Ltd.	92,201	6,064,871
Tokyo Electron Ltd.	345,638	131,365,209
Tsuruha Holdings, Inc.	813,106	108,057,048
Welcia Holdings Co. Ltd.	1,967,388	66,866,211
Z Holdings Corp.	13,001,484	80,730,968

TOTAL JAPAN		2,811,652,531

Korea (South) - 2.6%
LG Chemical Ltd.	89,398	73,299,981
Samsung Electronics Co. Ltd.	2,544,650	186,572,931
SK Hynix, Inc.	1,060,920	116,205,170

TOTAL KOREA (SOUTH)		376,078,082

Luxembourg - 1.4%
B&M European Value Retail SA	18,813,868	137,962,899
Eurofins Scientific SA (a)	490,919	47,171,861
InPost SA	675,800	16,238,318

TOTAL LUXEMBOURG		201,373,078

Netherlands - 6.6%
Adyen BV (a)(b)	20,410	42,637,027
Airbus Group NV	267,775	26,926,842
ASML Holding NV	839,082	448,204,036
IMCD NV	152,864	18,968,204
JDE Peet's BV	539,115	20,798,385
Koninklijke Philips Electronics NV	2,515,619	137,124,322
NXP Semiconductors NV	915,920	146,977,682
Wolters Kluwer NV	1,409,834	117,094,273

TOTAL NETHERLANDS		958,730,771

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	5,170,692	57,815,658
Norway - 0.8%
Adevinta ASA Class B (a)	476,483	7,109,237
NEL ASA (a)	5,197,451	18,664,720
Schibsted ASA (A Shares)	2,268,599	85,758,925

TOTAL NORWAY		111,532,882

Spain - 1.6%
Cellnex Telecom SA (b)	1,910,911	112,030,215
Iberdrola SA	9,374,390	127,243,814
Iberdrola SA rights (a)	8,350,160	1,619,206

TOTAL SPAIN		240,893,235

Sweden - 1.3%
Hexagon AB (B Shares)	1,008,860	88,374,702
Indutrade AB	4,014,369	82,532,771
Nordnet AB	910,306	14,662,852

TOTAL SWEDEN		185,570,325

Switzerland - 8.6%
Dufry AG (a)(d)	957,174	51,665,367
Idorsia Ltd. (a)	240,060	7,308,928
Julius Baer Group Ltd.	880,407	53,269,315
Lonza Group AG	213,390	136,292,123
Nestle SA (Reg. S)	3,168,438	355,171,083
Roche Holding AG (participation certificate)	1,033,664	356,729,938
Sika AG	687,825	187,177,974
Sonova Holding AG Class B	208,278	50,365,514
Straumann Holding AG	12,795	14,214,911
Swiss Re Ltd.	550,905	48,649,102
Zur Rose Group AG (a)	2,695	1,238,959

TOTAL SWITZERLAND		1,262,083,214

Taiwan - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,609,000	22,327,068
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,593,447	193,635,679

TOTAL TAIWAN		215,962,747

United Kingdom - 7.8%
AstraZeneca PLC (United Kingdom)	1,726,140	176,085,609
Beazley PLC	4,599,825	19,625,830
Big Yellow Group PLC	2,359,722	35,758,894
Compass Group PLC	2,185,939	39,046,950
Diageo PLC	1,916,903	76,958,272
Dr. Martens Ltd. (a)	1,397,300	7,083,689
JD Sports Fashion PLC	2,215,497	22,675,657
London Stock Exchange Group PLC	1,928,346	228,923,774
Ocado Group PLC (a)	2,188,699	83,277,951
Prudential PLC	5,661,659	90,583,306
RELX PLC (Euronext N.V.)	5,886,009	146,930,815
Rentokil Initial PLC (a)	11,555,664	78,784,973
S4 Capital PLC (a)	2,525,295	17,127,163
Smith & Nephew PLC	3,999,571	84,206,165
THG PLC	2,586,896	25,555,380

TOTAL UNITED KINGDOM		1,132,624,428

United States of America - 3.5%
Alphabet, Inc. Class C (a)	44,841	82,316,417
IQVIA Holdings, Inc. (a)	461,732	82,095,950
Marsh & McLennan Companies, Inc.	610,078	67,053,673
MasterCard, Inc. Class A	274,192	86,724,188
Microsoft Corp.	170,074	39,450,365
NICE Systems Ltd. sponsored ADR (a)	269,045	70,296,078
Visa, Inc. Class A	445,720	86,135,390

TOTAL UNITED STATES OF AMERICA		514,072,061

TOTAL COMMON STOCKS
(Cost $8,509,655,192)		14,351,665,695

Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Rivian Automotive, Inc.:
Series E (c)(e)	1,231,878	45,394,704
Series F (c)(e)	298,264	10,991,028
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $30,072,818)		56,385,732

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.09% (f)	187,442,176	187,479,664
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	4,629,022	4,629,485
TOTAL MONEY MARKET FUNDS
(Cost $192,082,119)		192,109,149
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,731,810,129)		14,600,160,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,667,133
NET ASSETS - 100%		$14,604,827,709

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $517,242,688 or 3.5% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,385,733 or 0.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Rivian Automotive, Inc. Series E	7/10/20	$19,081,790
Rivian Automotive, Inc. Series F	1/19/21	$10,991,028

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,280
Fidelity Securities Lending Cash Central Fund	51,230
Total	$138,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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